FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Interest rate swap instrument	$ 441
Foreign currency derivative instruments	130		1,292		335
Total assets	571		1,292		335
Liabilities:
Interest rate swap instruments	(282)		(105)		(433)
Foreign currency derivative instruments	(259)		(159)		(627)
Cash fee	(315)	[1]	(282)	[1]	(501)	[1]
Lease embedded derivative	(2,350)		(1,566)		(1,283)
Total liabilities	(3,206)		(2,112)		(2,844)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee		[1]		[1]		[1]
Lease embedded derivative
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swap instrument	441
Foreign currency derivative instruments	130		1,292		335
Total assets	571		1,292		335
Liabilities:
Interest rate swap instruments	(282)		(105)		(433)
Foreign currency derivative instruments	(259)		(159)		(627)
Cash fee		[1]		[1]		[1]
Lease embedded derivative	(2,350)		(1,566)		(1,283)
Total liabilities	(2,891)		(1,830)		(2,343)
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee	(315)	[1]	(282)	[1]	(501)	[1]
Lease embedded derivative
Total liabilities	$ (315)		$ (282)		$ (501)

[1]	The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 9), using the Monte Carlo simulation model.